SCHEDULE OF INVENTORIES (Details) - USD ($)	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Inventory Disclosure [Abstract]
Finished goods	$ 112,699	$ 142,183	$ 16,327
Work in progress	165,359	191,569	93,349
Raw materials	96,133	183,149	432,231
Inventory write down	(47,331)	(153,938)	(310,159)
Total	$ 326,860	$ 362,963	$ 231,748